RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Related Party Agreements and Transactions in the Consolidated Statements of Income
The following table reflects the related party agreements and transactions in the consolidated statements of income (loss), for the years ended December 31:

(MILLIONS)	2024	2023	2022
Revenues
Power purchase and revenue agreements	$—	$14	$21

Other income
Gain on disposition	$23	$—	$—
Distribution income	3	8	—
	$26	$8	$—

Direct operating costs
Energy marketing fee & other services	$(12)	$(5)	$(1)

Interest expense
Borrowings	$(63)	$(35)	$—
Contract balance accretion	(30)	(26)	(20)
	$(93)	$(61)	$(20)

Other
Other related party services (expense) income	$5	$3	$(5)
Financial instrument gain	3	21	5
	$8	$24	$—

Management service costs	$(204)	$(205)	$(243)

Current income tax
Investment tax credits	$131	$—	$—
Brookfield Renewable, together with its institutional partners intends to finance the total tender offer for the outstanding shares and convertible bonds of Neoen, totaling €2,921 million ($3,024 million) and €481 million ($498 million) respectively as follows:

(US MILLIONS)
Brookfield Renewable	$54
Capital contributions from participating non-controlling interests	1,897
Due to related parties	950
Non-recourse borrowings	621
Total	$3,522

Summary of Related Party Agreements and Transactions on the Consolidated Statements of Financial Position
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position as at December 31:

(MILLIONS)	Related party	2024	2023
Current assets
Trade receivables and other current assets
Contract asset	Brookfield	$65	$61
Due from related parties
Amounts due from	Brookfield(1)	573	1,386
	Equity-accounted investments and other	300	57
		873	1,443
Assets held for sale	Equity-accounted investments and other	125	—
Financial instrument assets	Brookfield	38	—

Non-current assets
Financial instrument assets	Brookfield	—	170
Other long-term assets
Contract asset	Brookfield	250	314
Due from related parties	Equity-accounted investments and other	8	135

Current liabilities
Contract Liability	Brookfield	47	35

Financial instrument liabilities	Brookfield Wealth Solutions	—	2

Due to related parties
Amounts due to	Brookfield(2)	4,005	541
	Equity-accounted investments and other	684	13
	Brookfield Wealth Solutions	123	242
Accrued distributions payable on LP units, BEPC exchangeable shares, class A.2 exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	Brookfield	43	39
		4,855	835
Liabilities held for sale	Equity-accounted investments	31	—

Non-current liabilities
Financial instrument liabilities	Brookfield	13	—
	Brookfield Wealth Solutions	1	2
Due to related parties
Amounts due to	Brookfield(2)	309	496
	Brookfield Wealth Solutions	225	208
	Equity-accounted investments and other	58	1
		592	705
Corporate borrowings	Brookfield Wealth Solutions	7	8

Non-recourse borrowings	Brookfield Wealth Solutions	65	101
Other long-term liabilities
Contract liability	Brookfield	686	680
Equity
Preferred limited partners equity	Brookfield Wealth Solutions	10	11
(1)Includes receivables of $376 million (2023: $1,328 million) associated with the Brookfield Global Transition Fund credit facility.
(2)Includes payables of $32 million (2023: $6 million), $87 million (2023: $81 million), and $3,493 million (2023: $307 million) associated with the Brookfield Infrastructure Fund IV, Brookfield Global Transition Fund, and Brookfield Global Transition Fund II credit facilities, respectively.